Share Capital and Dividends - Summary of Share based Compensation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of classes of share capital [abstract]
Stock option plan	$ 745	$ 372	$ 289
Share purchase plan – employer contribution	633	593	439
Share-based compensation on shares vested during the period, issued on business acquisitions	1,868	1,075	2,701
Deferred share units	305	209	0
Accrued management bonuses and other compensation	0	0	734
Expense from share-based payment transactions with employees	$ 3,551	$ 2,249	$ 4,163